Company Overview (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Nov. 08, 2018	Mar. 31, 2019	Mar. 31, 2018	Nov. 08, 2019	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Jan. 02, 2018	Dec. 29, 2017	Dec. 31, 2016
Par value of exchanged shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Stock issued during period services						530,001
Total capital contribution		$ 10,000
Options outstanding		6,945,000			6,240,000	6,240,000
Series A Preferred Stock [Member]
Shares outstanding		1,413			1,413	1,413
Common Stock [Member]
Shares outstanding		16,042,294	15,000,000		16,023,164	16,023,164	15,000,000	15,000,000	15,000,000	15,000,000
Common stock received on transaction						$ 750,000
Stock issued during period services					265,000	265,000
Prior Investors [Member] | Series A Preferred Stock [Member]
Fair value		$ 688,000				$ 81,353	$ 81,353
Christopher Constable [Member]
Number of stock options granted	3,120,000
John Keeler & Co., Inc. [Member] | Shareholder [Member]
Shares exchanged by the shareholder	500
Par value of exchanged shares	$ 1.00
Shares issued to new shareholder	15,000,000
Par value of shares issued to new shareholder	$ 0.0001
Shares outstanding	16,015,000
Converted to equity transaction	$ 2,400
John Keeler & Co., Inc. [Member] | Private Placement Investors [Member]
Warrants issued to investors	181,250
Total capital contribution				$ 725,000
John Keeler & Co., Inc. [Member] | Private Placement Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors	725
John Keeler & Co., Inc. [Member] | Prior Investors [Member]
Warrants issued to investors	172,000
John Keeler & Co., Inc. [Member] | Prior Investors [Member] | Series A Preferred Stock [Member]
Shares issued to investors	688
John Keeler & Co., Inc. [Member] | Christopher Constable [Member]
Number of stock options granted	3,120,000
John Keeler & Co., Inc. [Member] | Carlos Faria [Member]
Options to purchase stock	104